Basis of preparation - Consolidated financial statements (Details) - Turkey - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Disclosure of Basis Of Preparation [Line Items]
Revenue	€ 35	€ 21
Operating profit	(5)	(14)
Profit for the financial period	(140)	€ (40)
Non-current assets	849		€ 814
Equity attributable to owners of the parent	811		777
Non-controlling interests	€ 54		€ 37